Convertible Debt Obligations (Details Narrative) (10-K) - USD ($)						1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2010	Mar. 12, 2019	Sep. 30, 2010	Sep. 30, 2019	Sep. 30, 2018	Apr. 26, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 14, 2019	Aug. 19, 2017
Convertible Debt Obligations [Line Items]
Debt instrument interest rate			24.18%	24.18%													0.00%
Debt instrument maturity date			Mar. 01, 2021	Mar. 01, 2021
Repayments of debt obligations												$ 95,500			$ 162,500
Accrued interest		$ 255,481						$ 447,652			$ 404,239	447,652		404,239	255,481
Interest expense								13,242	$ 16,826			51,063	59,614	85,116	100,115
Proceeds from issuance of debt			$ 519,156	$ 519,156
Amortization of debt discount												15,545	250,265	259,709	12,217
2010 Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate							8.00%
Debt instrument maturity date					Mar. 31, 2011		Mar. 31, 2011
Repayments of debt obligations															162,500
Accrued interest		255,481						299,377			279,735	299,377		279,735	255,481
Interest expense								5,918	9,463			19,642	27,863	24,254	37,219
Debt principal
Convertible Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate											8.00%			8.00%
Interest expense														$ 317,427	7,324
Proceeds from issuance of debt										$ 2,026,730
Debt conversion price per share	$ 0.63										$ 0.63			$ 0.63
Common stock, discount percentage											10.00%			10.00%
Beneficial conversion feature														$ 227,414
Amortization of debt discount														227,414	0
Debt principal	$ 794,875
Debt instruments interest	$ 15,000
Debt conversion of convertible debt	1,285,517
Convertible notes											$ 1,251,854			$ 1,251,854
Convertible Notes [Member] | Accredited Investor [Member]
Convertible Debt Obligations [Line Items]
Proceeds from issuance of debt		20,000
Gaucho Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate											7.00%			7.00%
Debt instrument maturity date						Mar. 31, 2019					Mar. 31, 2019
Interest expense								3,218	$ 2,808			44,984	$ 2,808	$ 18,786
Debt conversion price per share																$ 0.40
Common stock, discount percentage											20.00%			20.00%
Debt principal								100,000			$ 1,480,800	$ 100,000		$ 1,480,800
Debt instruments interest								$ 4,498